UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):[ ]is a restatement.
				 [ ]adds new holding entries.


Institutional Investment Manager Filing this Report:

Name: Gareth Morgan Investments Limited Partnership
Address: Level 10, 109 Featherston Street, Wellington 6011, New Zealand

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan Clark
Title: Senior Business Analyst
Phone: + 64 9 4427645

Signature, Place, and Date of Signing:

/s/ Stephan Clark	Auckland, New Zealand	December 10, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:28

Form 13F Information Table Value Total:$284,888(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


				FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (x$1000)PRN AMT PRN CALL DSCRETN MANAGERS SOLE     SHARED  NONE
---------------------------  --------------- --------  ------- ------- --- ---- ------- -------- -------- ----- -----
ISHARES INC                  MSCI PAC J IDX  464286665    6834   141458 SH        SOLE               141458
ISHARES INC                  MSCI CDA INDEX  464286509    2911    86599 SH        SOLE                86599
ISHARES INC                  MSCI JAPAN      464286848    5442   527545 SH        SOLE               527545
ISHARES INC                  MSCI UTD KINGD  464286699    4305   240367 SH        SOLE               240367
VANGUARD INDEX FDS           TOTAL STK MKT   922908769   25747   374726 SH        SOLE               374726
VANGUARD INTL EQUITY F       MSCI EMR MKT ETF922042858   12926   264064 SH        SOLE               264064
JOHNSON & JOHNSON            COM             478160104    3270    55192 SH        SOLE                55192
VODAFONE GROUP PLC NEW       SPONS ADR NEW   92857W209    3408   118546 SH        SOLE               118546
APPLE INC                    COM             037833100   18097    51927 SH        SOLE                51927
ACCENTURE PLC IRELAND        SHS CLASS A     G1151C101   11099   201907 SH        SOLE               201907
BLACKROCK INC                COM             09247X101   11986    59628 SH        SOLE                59628
DISNEY WALT CO               COM DISNEY      254687106   11892   275975 SH        SOLE               275975
GOOGLE INC                   CL A            38259P508   16452    28039 SH        SOLE                28039
HOME DEPOT INC               COM             437076102    9620   259584 SH        SOLE               259584
JPMORGAN CHASE & CO          COM             46625H100   12957   281053 SH        SOLE               281053
COCA COLA CO                 COM             191216100    7818   117844 SH        SOLE               117844
MASTERCARD INC               CL A            57636Q104    6130    24352 SH        SOLE                24352
MCDONALDS CORP               COM             580135101    9442   124096 SH        SOLE               124096
NOVARTIS A G                 SPONSORED ADR   66987V109    9284   170819 SH        SOLE               170819
PEPSICO INC                  COM             713448108    5577    86579 SH        SOLE                86579
PROCTER & GAMBLE CO          COM             742718109    7286   118281 SH        SOLE               118281
PACKAGING CORP AMER          COM             695156109    6833   236511 SH        SOLE               236511
ROYAL DUTCH SHELL PLC        SPONS ADR A     780259206   13073   179426 SH        SOLE               179426
STANLEY BLACK & DECKER INC   COM             854502101    6896    90024 SH        SOLE                90024
VISA INC                     COM CL A        92826C839    5967    81046 SH        SOLE                81046
VALE S A                     ADR             91912E105   10765   322774 SH        SOLE               322774
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506   28913   362542 SH        SOLE               362542
YUM BRANDS INC               COM             988498101    9958   193803 SH        SOLE               193803


